Restructuring and Impairment Charges (Summary of Significant Restructuring, Impairment and Other Charges) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 339.5	$ (10.8)	$ (83.5)	$ 350.7
Long-lived asset impairment charges	365.4	48.3	20.0	381.7
Goodwill, Impairment Loss	384.1	0	0	440.5
Investment impairments	78.9	3.8	3.6	78.9
Inventory adjustments	96.7	0	3.4	107.0
Semiconductor Materials [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring	35.6
Long-lived asset impairment charges	7.4
Goodwill, Impairment Loss	0
Investment impairments	0
Inventory adjustments	14.2
Solar Energy [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring	303.0
Long-lived asset impairment charges	358.0
Goodwill, Impairment Loss	384.1	440.5		0
Investment impairments	78.9
Inventory adjustments	82.5
Corporate Elimination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring	0.9
Long-lived asset impairment charges	0
Goodwill, Impairment Loss	0
Investment impairments	0
Inventory adjustments	$ 0